Warrants - Summary Of Warrant Activity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Beginning (Warrants)	473
Ending (Warrants)	473	473
Beginning (Weighted- Average Exercise Price)	$ 880
Ending Balance (Weighted- Average Exercise Price)	$ 880	$ 880
Weighted Average Remaining Contractual Life (Years)	8 months 4 days	11 months 4 days
Warrant [Member]
Beginning (Warrants)	473	473	473
Granted (Warrants)	0	0
Forfeited (Warrants)	0	0
Exercised (Warrants)	0	0
Ending (Warrants)	473	473	473	473
Beginning (Weighted- Average Exercise Price)	$ 880	$ 880	$ 880	$ 880
Granted (Weighted- Average Exercise Price)	0	0
Forfeited (Weighted- Average Exercise Price)	0	0
Exercised (Weighted- Average Exercise Price)	0	0
Ending Balance (Weighted- Average Exercise Price)	$ 880	$ 880	$ 880	$ 880
Weighted Average Remaining Contractual Life (Years)	5 months 4 days	11 months 4 days	1 year 11 months 4 days	2 years 11 months 4 days
Beginning (Aggregate Intrinsic Value)	$ 0	$ 0	$ 0
Granted (Aggregate Intrinsic Value)	0	0
Forfeited (Aggregate Intrinsic Value)	0	0
Exercised (Aggregate Intrinsic Value)	0
Ending (Aggregate Intrinsic Value)	$ 0	$ 0	$ 0	$ 0